CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Global Asset Management Trust (1933 Act File No. 333-162441; 1940 Act File No. 811-22338) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statements of additional information used with respect to Class A, Class C, Class FI, Class R, Class R1 and Class I of Legg Mason Capital Management Disciplined Equity Research Fund and Class A, Class C, Class FI, Class R, Class I and Class IS of Legg Mason BW Absolute Return Opportunities Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (“Amendment No. 13”), and (b) that Amendment No. 13 was filed electronically.

Dated as of: March 4, 2011	By:	/s/ Richard M. Wachterman
	Name:	Richard M. Wachterman
	Title:	Assistant Secretary